Restatement of Previously Issued Financial Statements - Shareholder's Equity (Details) - USD ($)	3 Months Ended					7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning	$ (330,540,543)		$ (308,442,394)		$ (292,760,211)		$ (308,442,394)	$ (274,943,167)	$ (274,943,167)	$ (210,774,713)	$ (162,771,996)
Net income/loss	(5,929,183)				(7,624,256)		(30,300,971)	(27,090,243)	(34,436,576)	(65,402,000)	(50,325,820)
Balances at the end	(335,158,705)	$ (330,540,543)		$ (308,442,394)	$ (301,189,314)	$ (308,442,394)	(335,158,705)	$ (301,189,314)	(308,442,394)	$ (274,943,167)	$ (210,774,713)
Seven Oaks Acquisition Corp
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning	(21,719,319)	(15,456,888)	(20,101,881)	0			(20,101,881)
Issuance of Class B common stock to the initial stockholders				25,000
Common stock subject to possible redemption				15,909,138
Accretion on Class A common stock subject to possible redemption amount				(15,909,138)
Net income/loss	6,031,516	(6,262,431)	4,644,993	(4,217,743)		(4,217,743)	4,414,078
Balances at the end	(15,687,803)	(21,719,319)	(15,456,888)	(20,101,881)		(20,101,881)	(15,687,803)		(20,101,881)
Seven Oaks Acquisition Corp | As Previously Reported
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning	$ (20,101,889)	(20,101,888)	5,000,004				5,000,004
Issuance of Class B common stock to the initial stockholders				25,000
Sale of units in initial public offering, less fair value of public warrants, gross				258,750,000
Offering costs				(3,139,725)
Common stock subject to possible redemption				(256,063,370)
Sale of private placement warrants to Sponsor in private placement				5,587,501
Net income/loss		(6,262,431)	4,644,993	(159,402)		(159,402)
Balances at the end		$ (20,101,889)	(20,101,888)	5,000,004		5,000,004			5,000,004
Seven Oaks Acquisition Corp | Temporary Equity Adjustment | Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning			(25,101,890)				(25,101,890)
Sale of units in initial public offering, less fair value of public warrants, gross				(245,812,501)
Offering costs				2,971,639
Common stock subject to possible redemption				233,648,110
Accretion on Class A common stock subject to possible redemption amount				(15,909,138)
Balances at the end				(25,101,890)		(25,101,890)			(25,101,890)
Seven Oaks Acquisition Corp | Warrants Adjustment | Adjustment
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balances at the beginning			$ 5				$ 5
Sale of units in initial public offering, less fair value of public warrants, gross				(12,937,499)
Offering costs				168,086
Common stock subject to possible redemption				22,415,260
Sale of private placement warrants to Sponsor in private placement				(5,587,501)
Net income/loss				(4,058,341)		(4,058,341)
Balances at the end				$ 5		$ 5			$ 5